Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan, Accumulated Other Comprehensive Income [Abstract]
Total benefits included in accumulated other comprehensive income, before tax		$ (73.1)	$ (68.7)
Total benefits included in accumulated other comprehensive income, after tax		(56.2)	(51.5)
Total expected amortization from accumulated other comprehensive income for the year ended December 31, 2012	3.6
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Health care cost trend rate (in hundredths)		9.00%	9.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Health care cost trend rate (in hundredths)		9.00%	9.00%
Ultimate health care cost trend rate (in hundredths)		5.00%
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Defined benefit plan pension plans with accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation		20.7	18.3
Defined benefit plans with accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets		11.2	9.8
Defined benefit plan pension plans with Accumulated Benefit Obligations In Excess Of Plan Assets Aggregate Projected Benefit Obligation		297.1	282.4
Total accumulated benefit obligation for defined benefit pension plans		258.2	244.6
Approximate percentage of total plan assets in the United Kingdom (in hundredths)		97.00%
Future target allocation for equity in the U.K. plan (in hundredths)		54.40%
Future target allocation for fixed income debt securities in the U.K. plan (in hundredths)		40.70%
Future target allocation for real estate and other in the U.K. plan (in hundredths)		4.90%
Percentage of defined pay the Company contributes on behalf of each eligible employee's retirement plan account (in hundredths)		3.00%
Vesting period for the company's retirement contributions		three years
Matching contribution percentage each employee is eligible to receive (of the first 6% of pay contributed) (in hundredths)		100.00%
Percentage of employee contribution eligible for the company's matching contribution (in hundredths)		6.00%
Expense under Retirement Savings Plan		30.2	25.9	20.6
Expense with respect to these various defined contribution and government-mandated plans		57.9	41.9	34.3
Schedule Of Defined Benefit Plans Allocations Disclosures [Line Items]
Fixed income debt securities, cash and other (in hundredths)		47.00%	46.00%
U.K. plan [Member]
Schedule Of Defined Benefit Plans Allocations Disclosures [Line Items]
Equity securities (in hundredths)		53.00%	54.00%
Cash and cash equivalents [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		1.9	10.2
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		1.9	10.2
Equity securities [Member] | US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		58.3	52.7
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		58.3	52.7
Equity securities [Member] | Non-US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		82.3	84.7
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		82.3	84.7
Bonds [Member] | Non-US Government Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		89.9	21.0
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		89.9	21.0
Bonds [Member] | Non-US Corporate Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		23.8	74.4
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		23.8	74.4
Alternative Investments [Member] | Insurance contracts [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		8.0	7.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		8.0	7.3
Alternative Investments [Member] | Real Estate and Other [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		11.7	11.0
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		11.7	11.0
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		1.9	47.5
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		1.9	47.5
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member] | Cash and cash equivalents [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		1.9	10.2
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		1.9	10.2
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member] | Equity securities [Member] | Non-US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		0	37.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		0	37.3
Fair value based on significant other observable inputs (Level 2) [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		254.3	195.5
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		254.3	195.5
Fair value based on significant other observable inputs (Level 2) [Member] | Equity securities [Member] | US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		58.3	52.7
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		58.3	52.7
Fair value based on significant other observable inputs (Level 2) [Member] | Equity securities [Member] | Non-US Equities [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		82.3	47.4
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		82.3	47.4
Fair value based on significant other observable inputs (Level 2) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		89.9	21.0
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		89.9	21.0
Fair value based on significant other observable inputs (Level 2) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		23.8	74.4
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		23.8	74.4
Fair value based on significant unobservable inputs (Level 3) [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at beginning of year		18.3
Fair value of plan assets at end of period			18.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets			18.3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of the year		18.3	9.3
Purchases/Sales, net		0.7	10.6
Actual return on plan assets		0.9	1.3
Reclassification of plan assets to Level 2		0	(2.1)
Currency impact		(0.2)	(0.8)
Balance at end of the year		19.7	18.3
Fair value based on significant unobservable inputs (Level 3) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		8.0	7.3
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		8.0	7.3
Fair value based on significant unobservable inputs (Level 3) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at end of period		11.7	11.0
Defined Benefit Plan, Funded Status [Abstract]
Fair value of plan assets		11.7	11.0
Pension Benefits [Member]
Plan expense (income) [Abstract]
Service cost		3.1	2.9	2.7
Interest cost		15.9	15.1	14.1
Expected return on plan assets		(18.2)	(15.8)	(13.3)
Amortization of prior service cost (credit)		0	0	0
Amortization of losses (gains)		5.8	6.7	5.7
Other		0.3	0	0.3
Total net benefit plan expense (income)		6.9	8.9	9.5
Defined Benefit Plan, Accumulated Other Comprehensive Income [Abstract]
Prior service (cost) credit before tax	(0.1)	0.7	0
Prior service (cost) credit after tax		0.5	0
Actuarial (losses) gains before tax	5.9	(88.3)	(84.6)
Actuarial (losses) gains after tax		(65.8)	(61.4)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		282.4	274.5
Service cost		3.1	2.9	2.7
Interest cost		15.9	15.1	14.1
Plan participants' contributions		1.0	0.9
Actuarial losses (gains)		7.1	5.8
Exchange rate changes		(0.2)	(8.5)
Benefits and expenses paid from plan assets		(12.2)	(8.3)
Plan amendments		(0.7)	0
Other		0.7	0
Benefit obligation at end of year		297.1	282.4	274.5
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at beginning of year		261.3	242.2
Actual return on plan assets		15.0	24.4
Company contributions		10.4	9.4
Plan participants' contributions		1.0	0.9
Exchange rate changes		0.1	(7.3)
Benefits and expenses paid from plan assets		(12.2)	(8.3)
Other		0.3	0	0.3
Fair value of plan assets at end of period		275.9	261.3	242.2
Expected contributions to plan assets for the next fiscal year		9.6
Defined Benefit Plan, Funded Status [Abstract]
Funded status at end of year - Current		(0.2)	(0.2)
Funded status at end of year - Non-current		(21.0)	(20.9)
Underfunded status at end of year		(21.2)	(21.1)
Fair value of plan assets		275.9	261.3	242.2
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Year ended December 31, 2012		12.3
Year ended December 31, 2013		12.6
Year ended December 31, 2014		12.9
Year ended December 31, 2015		13.2
Year ended December 31, 2016		13.5
Year ended December 31, 2017 - 2021		72.3
Pension Benefits [Member] | Domestic plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate, lower range (in hundredths)		4.10%	5.03%
Discount rate, higher range (in hundredths)		4.10%	5.03%
Expected return on plan assets (in hundredths)		0.00%	0.00%
Measurement date		2011-01-01	2010-01-01
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Measurement date		2011-12-31	2010-12-31
Pension Benefits [Member] | Foreign plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate, lower range (in hundredths)		5.50%	5.50%
Discount rate, higher range (in hundredths)		5.50%	5.75%
Expected return on plan assets (in hundredths)		6.75%	6.75%
Expected return on plan assets, lower range (in hundredths)		4.75%	5.50%
Measurement date		2011-12-31	2010-12-31
Rate of compensation increase, lower range (in hundredths)		3.00%	3.00%
Rate of compensation increase, higher range (in hundredths)		4.50%	4.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate (in hundredths)			5.50%
Discount rate, higher range (in hundredths)		5.75%
Discount rate, lower range (in hundredths)		5.00%
Measurement date		2011-12-31	2010-12-31
Rate of compensation increase, lower range (in hundredths)		3.00%	3.00%
Rate of compensation increase, higher range (in hundredths)		4.25%	4.50%
Postretirement Benefits [Member]
Plan expense (income) [Abstract]
Service cost		0	0	0
Interest cost		0.6	0.9	0.5
Expected return on plan assets		0	0	0
Amortization of prior service cost (credit)		(1.3)	(0.9)	(0.9)
Amortization of losses (gains)		(0.9)	(1.2)	(1.9)
Other		0	0	0
Total net benefit plan expense (income)		(1.6)	(1.2)	(2.3)
Defined Benefit Plan, Accumulated Other Comprehensive Income [Abstract]
Prior service (cost) credit before tax	(1.3)	5.7	6.9
Prior service (cost) credit after tax		3.6	4.3
Actuarial (losses) gains before tax	(0.9)	8.8	9.0
Actuarial (losses) gains after tax		5.5	5.6
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year		15.6	18.3
Service cost		0	0	0
Interest cost		0.6	0.9	0.5
Plan participants' contributions		0	0
Actuarial losses (gains)		(0.7)	1.2
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.4)	(1.9)	0
Plan amendments		0	(2.9)
Other		0	0
Benefit obligation at end of year		14.1	15.6	18.3
Fair Value of Plan Assets [Roll forward]
Fair value of plan assets at beginning of year		0	0
Actual return on plan assets		0	0
Company contributions		1.4	1.9
Plan participants' contributions		0	0
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.4)	(1.9)	0
Other		0	0	0
Fair value of plan assets at end of period		0	0	0
Defined Benefit Plan, Funded Status [Abstract]
Funded status at end of year - Current		(1.9)	(2.2)
Funded status at end of year - Non-current		(12.2)	(13.4)
Underfunded status at end of year		(14.1)	(15.6)
Fair value of plan assets		0	0	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Year ended December 31, 2012		1.9
Year ended December 31, 2013		1.8
Year ended December 31, 2014		1.6
Year ended December 31, 2015		1.5
Year ended December 31, 2016		1.3
Year ended December 31, 2017 - 2021		$ 4.8
Postretirement Benefits [Member] | Domestic plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate, lower range (in hundredths)		4.10%	5.03%
Expected return on plan assets (in hundredths)		0.00%	0.00%
Health care cost trend rate (in hundredths)		9.00%	9.00%
Measurement date		2011-01-01	2010-01-01
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Health care cost trend rate (in hundredths)		9.00%	9.00%
Measurement date		2011-12-31	2010-12-31